UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Unlimited HFEQ Equity Long/Short ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Unlimited HFEQ Equity Long/Short ETF Ticker: HFEQ (Listed on New York Stock Exchange LLC )

This semi-annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.unlimitedetfs.com/hfeq . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFEQ Equity Long/Short ETF	$ 52	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$ 21,354
Number of Holdings	23
Total Advisory Fee Paid	$ 90,059
Portfolio Turnover Rate	213%

Sector Breakdown - Total Investments

(% of total net assets)

Other Financial Instruments Security Type

(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
MSCI Emerging Markets Index	14.4
E-mini S&P Financial Select Sector	11.8
E-mini Nasdaq-100 Index	8.6
Euro STOXX 50 Dividend Index	7.3
E-mini S&P 500 Index	5.3
Vanguard Value ETF	4.8
MSCI EAFE Index	4.5
Cboe Volatility Index	3.0
Nikkei 225 Index	2.8
E-mini S&P Real Estate Select Sector	- 8.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective January 2, 2026 , the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfeq.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFGM Global Macro ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Unlimited HFGM Global Macro ETF Ticker: HFGM (Listed on New York Stock Exchange LLC )

This semi-annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.unlimitedetfs.com/hfgm . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFGM Global Macro ETF	$ 53	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$ 111,293
Number of Holdings	30
Total Advisory Fee Paid	$ 337,161
Portfolio Turnover Rate	133%

Sector Breakdown - Total Investments

(% of total net assets)

Other Financial Instruments Security Type

(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	11.1
iBoxx iShares $ High Yield Corporate Bond Index	8.5
Euro/U.S. Dollar Cross Currency Rate	7.7
Australian Dollar/U.S. Dollar	6.3
Gold	6.1
Live Cattle	5.6
Vanguard Emerging Markets Government Bond ETF	5.1
Nikkei 225 Index	3.9
Canadian Dollar/U.S. Dollar Cross Currency Rate	- 5.0
U.S. Treasury 5 Year Notes	- 6.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfgm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFMF Managed Futures ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Unlimited HFMF Managed Futures ETF Ticker: HFMF (Listed on New York Stock Exchange LLC )

This semi-annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.unlimitedetfs.com/hfmf . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFMF Managed Futures ETF	$ 51	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$ 19,443
Number of Holdings	19
Total Advisory Fee Paid	$ 45,283
Portfolio Turnover Rate	0%

Sector Breakdown - Total Investments

(% of total net assets)

Other Financial Instruments Security Type

(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	13.7
Euro/U.S. Dollar Cross Currency Rate	10.2
Live Cattle	9.1
Gold	6.4
Sugar No. 11	5.8
WTI Crude Oil	5.8
Nikkei 225 Index	5.4
Australian Dollar/U.S. Dollar	4.3
Copper	4.2
U.S. Treasury Long Bonds	2.5

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective January 2, 2026 , the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfmf.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Unlimited HFND Multi-Strategy Return Tracker ETF Ticker: HFND (Listed on New York Stock Exchange LLC )

This semi-annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.unlimitedetfs.com/hfnd . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFND Multi-Strategy Return Tracker ETF	$ 49	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$ 32,259
Number of Holdings	43
Total Advisory Fee Paid	$ 150,480
Portfolio Turnover Rate	134%

Sector Breakdown - Total Investments

(% of total net assets)

Other Financial Instruments Security Type

(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	13.0
MSCI Emerging Markets Index	7.6
Bloomberg Commodity Index	6.7
Vanguard Growth ETF	5.4
Financial Select Sector SPDR Fund	3.9
iShares Agency Bond ETF	3.8
E-mini S&P 500 Index	3.2
Vanguard FTSE Europe ETF	3.0
E-mini S&P Real Estate Select Sector	- 2.8
U.S. Treasury 5 Year Notes	- 10.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective October 9, 2025 , the Fund is classified as diversified. The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of October 9, 2025 is classified as diversified.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfnd.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

Unlimited HFEQ Equity Long/Short ETF	| HFEQ | New York Stock Exchange LLC
Unlimited HFGM Global Macro ETF	| HFGM | New York Stock Exchange LLC
Unlimited HFMF Managed Futures ETF	| HFMF | New York Stock Exchange LLC
Unlimited HFND Multi-Strategy Return Tracker ETF	| HFND | New York Stock Exchange LLC

Unlimited HFEQ Equity Long/Short ETF

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 62.3%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	3,561	$416,138
Consumer Staples Select Sector SPDR Fund	5,814	523,318
Energy Select Sector SPDR Fund	26,214	1,465,887
Industrial Select Sector SPDR Fund	6,597	1,168,592
iShares MSCI China ETF	3,065	181,019
Materials Select Sector SPDR Fund	25,749	1,375,254
SPDR S&P Biotech ETF	5,650	719,640
SPDR S&P Homebuilders ETF	1,902	219,377
SPDR S&P Retail ETF	15,513	1,349,321
Utilities Select Sector SPDR Fund	30,088	1,436,100
Vanguard Mid-Cap ETF	2,258	691,400
Vanguard Russell 2000 ETF	11,768	1,244,113
Vanguard Value ETF	12,096	2,507,017
		13,297,176

TOTAL EXCHANGE TRADED FUNDS (Cost $12,412,036)		13,297,176

SHORT-TERM INVESTMENTS - 21.8%	Shares	Value
Money Market Funds - 21.8%
First American Government Obligations Fund - Class X, 3.60%(a)	4,659,380	4,659,380

TOTAL SHORT-TERM INVESTMENTS (Cost $4,659,380)		4,659,380

TOTAL INVESTMENTS - 84.1% (Cost $17,071,416)		$17,956,556
Other Assets in Excess of Liabilities - 15.9%		3,397,239
TOTAL NET ASSETS - 100.0%		$21,353,795

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

Unlimited HFEQ Equity Long/Short ETF

Schedule of Futures Contracts

February 28, 2026 (Unaudited)

The Unlimited HFEQ Equity Long/Short ETF had the following futures contracts outstanding with PhillipCapital, Inc. as of February 28, 2026:

FUTURES CONTRACTS - 2.7%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Cboe Volatility Index	76	03/18/2026	$1,568,344	$76
E-mini Nasdaq-100 Index	9	03/20/2026	4,500,855	(61,240)
E-mini S&P 500 Index	8	03/20/2026	2,755,600	7,521
E-mini S&P Financial Select Sector	39	03/20/2026	6,173,310	(353,479)
Euro STOXX 50 Dividend Index	53	03/20/2026	3,850,347	117,923
MSCI EAFE Index	15	03/20/2026	2,373,825	173,473
MSCI Emerging Markets Index	94	03/20/2026	7,537,390	761,754
Nikkei 225 Index	5	03/12/2026	1,467,875	161,379
				807,407

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
E-mini S&P Real Estate Select Sector	(79)	03/20/2026	(4,248,225)	(242,879)

Net Unrealized Appreciation (Depreciation)				564,528

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 46.3%	Shares	Value
Invesco DB Base Metals Fund	372,308	$9,002,407
iShares MSCI China ETF	68,612	4,052,225
Vanguard Emerging Markets Government Bond ETF	404,052	27,616,954
Vanguard FTSE Europe ETF	79,188	7,140,382
Vanguard Russell 2000 ETF	34,605	3,658,441
		51,470,409

TOTAL EXCHANGE TRADED FUNDS (Cost $50,295,505)		51,470,409

SHORT-TERM INVESTMENTS - 26.5%	Shares	Value
Money Market Funds - 26.5%
First American Government Obligations Fund - Class X, 3.60%(a)(b)	29,531,275	29,531,275

TOTAL SHORT-TERM INVESTMENTS (Cost $29,531,275)		29,531,275

TOTAL INVESTMENTS - 72.8% (Cost $79,826,780)		$81,001,684
Other Assets in Excess of Liabilities - 27.2%		30,290,918
TOTAL NET ASSETS - 100.0%		$111,292,602

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF

Consolidated Schedule of Futures Contracts

February 28, 2026 (Unaudited)

The Unlimited HFGM Global Macro ETF had the following futures contracts outstanding with PhillipCapital, Inc. as of February 28, 2026:

FUTURES CONTRACTS - 2.4%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	58	05/18/2026	$6,106,312	$(360,046)
Australian Dollar/U.S. Dollar	475	03/16/2026	33,791,500	777,217
British Pound/U.S. Dollar Cross Currency Rate	171	03/16/2026	14,406,750	(14,530)
Cboe Volatility Index	383	03/18/2026	7,903,626	5,391
Copper(a)	70	05/27/2026	10,604,125	311,804
E-mini S&P 500 Index	173	03/20/2026	59,589,850	(617,569)
Euro/U.S. Dollar Cross Currency Rate	279	03/16/2026	41,250,150	58,995
Gold(a)	62	04/28/2026	32,536,980	1,019,660
iBoxx iShares $ High Yield Corporate Bond Index	252	06/01/2026	45,823,680	(133,468)
Live Cattle(a)	324	04/30/2026	30,096,360	(1,129,114)
MSCI EAFE Index	55	03/20/2026	8,704,025	592,509
MSCI Emerging Markets Index	87	03/20/2026	6,976,095	634,038
Nikkei 225 Index	71	03/12/2026	20,843,825	1,075,251
Soybeans(a)	82	05/14/2026	4,800,075	84,102
Sugar No. 11(a)	1,300	04/30/2026	20,223,840	(25,649)
Swiss Franc/U.S. Dollar Cross Currency Rate	19	03/16/2026	3,096,644	(2,220)
U.S. Treasury Long Bonds	78	06/18/2026	9,240,563	68,594
WTI Crude Oil(a)	290	03/20/2026	19,435,800	581,802
				2,926,767

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(365)	03/17/2026	(26,792,825)	(64,088)
Cocoa(a)	(9)	05/13/2026	(259,920)	(81)
Corn(a)	(48)	05/14/2026	(1,076,400)	(4,936)
Japanese Yen/U.S. Dollar Cross Currency Rate	(10)	03/16/2026	(802,187)	4,568
U.S. Dollar Index	(191)	03/16/2026	(18,634,915)	(20,621)

The accompanying notes are an integral part of these financial statements.

U.S. Treasury 5 Year Notes	(300)	06/30/2026	$(33,042,188)	$(93,231)
				(178,389)

Net Unrealized Appreciation (Depreciation)				2,748,378

(a)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 79.4%	Shares	Value
Money Market Funds - 79.4%
First American Government Obligations Fund - Class X, 3.60%(a)(b)	15,441,222	$15,441,222

TOTAL SHORT-TERM INVESTMENTS (Cost $15,441,222)		15,441,222

TOTAL INVESTMENTS - 79.4% (Cost $15,441,222)		$15,441,222
Other Assets in Excess of Liabilities - 20.6%		4,001,630
TOTAL NET ASSETS - 100.0%		$19,442,852

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF

Consolidated Schedule of Futures Contracts

February 28, 2026 (Unaudited)

The Unlimited HFMF Managed Futures ETF had the following futures contracts outstanding with PhillipCapital, Inc. as of February 28, 2026:

FUTURES CONTRACTS - 0.8%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	6	05/18/2026	$631,687	$(38,276)
Australian Dollar/U.S. Dollar	39	03/16/2026	2,774,460	4,869
British Pound/U.S. Dollar Cross Currency Rate	10	03/16/2026	842,500	(101)
Canadian Dollar/U.S. Dollar Cross Currency Rate	21	03/17/2026	1,541,505	4,419
Cboe Volatility Index	44	03/18/2026	907,988	3,410
Copper(a)	18	05/27/2026	2,726,775	76,005
E-mini S&P 500 Index	26	03/20/2026	8,955,700	(82,070)
Euro/U.S. Dollar Cross Currency Rate	45	03/16/2026	6,653,250	(6,187)
Gold(a)	8	04/28/2026	4,198,320	122,449
Live Cattle(a)	64	04/30/2026	5,944,960	(199,560)
Nikkei 225 Index	12	03/12/2026	3,522,900	129,322
Soybeans(a)	9	05/14/2026	526,838	7,560
Sugar No. 11(a)	242	04/30/2026	3,764,746	(2,782)
U.S. Treasury Long Bonds	14	06/18/2026	1,658,563	11,996
WTI Crude Oil(a)	56	03/20/2026	3,753,120	91,179
				122,233

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Cocoa(a)	(20)	05/13/2026	(577,600)	46,473
Corn(a)	(30)	05/14/2026	(672,750)	(8,382)
Japanese Yen/U.S. Dollar Cross Currency Rate	(2)	03/16/2026	(160,438)	992
				39,083

Net Unrealized Appreciation (Depreciation)				161,316

(a)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 64.3%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	1,912	$223,436
Consumer Staples Select Sector SPDR Fund	2,382	214,404
Energy Select Sector SPDR Fund	11,105	620,992
Financial Select Sector SPDR Fund	49,223	2,531,539
Industrial Select Sector SPDR Fund	2,917	516,717
Invesco Senior Loan ETF	55,204	1,115,673
iShares Agency Bond ETF	21,946	2,435,128
iShares Convertible Bond ETF	6,147	644,083
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,898	435,329
iShares J.P. Morgan EM High Yield Bond ETF	18,247	745,390
iShares MSCI China ETF	11,063	653,381
iShares MSCI Hong Kong ETF	145	3,510
iShares MSCI Mexico ETF	260	21,044
iShares MSCI South Africa ETF	914	74,582
iShares MSCI South Korea ETF	517	78,258
Materials Select Sector SPDR Fund	10,318	551,084
SPDR S&P Biotech ETF	2,281	290,531
SPDR S&P Homebuilders ETF	1,643	189,504
SPDR S&P Retail ETF	6,403	556,933
Utilities Select Sector SPDR Fund	12,571	600,014
Vanguard Emerging Markets Government Bond ETF	11,096	758,412
Vanguard FTSE Europe ETF	21,344	1,924,589
Vanguard Growth ETF	7,599	3,502,151
Vanguard Mid-Cap ETF	922	282,316
Vanguard Russell 2000 ETF	5,551	586,852
Vanguard Value ETF	5,792	1,200,450
		20,756,302

TOTAL EXCHANGE TRADED FUNDS (Cost $19,899,833)		20,756,302

SHORT-TERM INVESTMENTS - 20.7%	Shares	Value
Money Market Funds - 20.7%
First American Government Obligations Fund - Class X, 3.60%(a)	6,670,281	6,670,281

TOTAL SHORT-TERM INVESTMENTS (Cost $6,670,281)		6,670,281

TOTAL INVESTMENTS - 85.0% (Cost $26,570,114)		$27,426,583
Other Assets in Excess of Liabilities - 15.0%		4,832,504
TOTAL NET ASSETS - 100.0%		$32,259,087

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Futures Contracts

February 28, 2026 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF had the following futures contracts outstanding with PhillipCapital, Inc. as of February 28, 2026:

FUTURES CONTRACTS - 3.3%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar	12	03/16/2026	$853,680	$16,485
Bloomberg Commodity Index(a)	354	03/18/2026	4,307,578	160,909
British Pound/U.S. Dollar Cross Currency Rate	6	03/16/2026	505,500	3,470
Cboe Volatility Index	69	03/18/2026	1,423,891	704
E-mini S&P 500 Index	6	03/20/2026	2,066,700	(14,784)
Euro/U.S. Dollar Cross Currency Rate	9	03/16/2026	1,330,650	3,153
Gold(a)	2	04/28/2026	1,049,580	27,032
iBoxx iShares $ High Yield Corporate Bond Index	46	06/01/2026	8,364,640	(18,397)
MSCI EAFE Index	9	03/20/2026	1,424,295	122,099
MSCI Emerging Markets Index	61	03/20/2026	4,891,285	684,873
Nikkei 225 Index	4	03/12/2026	1,174,300	159,782
U.S. Treasury Long Bonds	2	06/18/2026	236,937	1,744
				1,147,070

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(5)	03/17/2026	(367,025)	(19)
E-mini S&P Real Estate Select Sector	(33)	03/20/2026	(1,774,575)	(75,093)
U.S. Dollar Index	(4)	03/16/2026	(390,260)	(973)
U.S. Treasury 5 Year Notes	(61)	06/30/2026	(6,718,578)	(18,767)
				(94,852)

Net Unrealized Appreciation (Depreciation)				1,052,218

(a)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES	Unlimited ETFs
As of February 28, 2026 (Unaudited)

	Unlimited HFEQ Equity Long/Short ETF	Unlimited HFGM Global Macro ETF (Consolidated)	Unlimited HFMF Managed Futures ETF (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
ASSETS:
Investments, at value (cost $17,071,416, $79,826,780, $15,441,222 and $26,570,113) (Note 2)	$17,956,556	$81,001,684	$15,441,222	$27,426,583
Receivable for fund shares sold	2,308,530	-	-	-
Deposit at broker for futures contracts	1,947,265	27,524,902	2,637,636	3,386,776
Unrealized appreciation on futures contracts	1,222,126	5,213,931	498,674	1,180,251
Receivable for investments sold	155,977	211,330	-	405,017
Dividends receivable	-	-	1,176,980	-
Interest receivable	10,850	113,809	38,310	17,569
Total assets	23,601,304	114,065,656	19,792,822	32,416,196

LIABILITIES:
Payable for investments purchased	1,453,729	232,852	-	5,826
Unrealized depreciation on futures contracts	657,598	2,465,553	337,358	128,033
Payable to custodian	123,517	-	-	-
Payable to adviser (Note 4)	12,665	74,649	12,612	23,250
Total liabilities	2,247,509	2,773,054	349,970	157,109
NET ASSETS	$21,353,795	$111,292,602	$19,442,852	$32,259,087

NET ASSETS CONSISTS OF:
Paid-in capital	19,766,184	98,778,271	17,867,243	29,782,336
Total distributable earnings/(accumulated losses)	1,587,611	12,514,331	1,575,609	2,476,751
Total Net Assets	$21,353,795	$111,292,602	$19,442,852	$32,259,087

Net assets	$21,353,795	$111,292,602	$19,442,852	$32,259,087
Shares issued and outstanding (a)	925,000	3,300,000	825,000	1,350,000
Net asset value per share	$23.09	$33.73	$23.57	$23.90

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS	Unlimited ETFs

For the Period Ended February 28, 2026 (Unaudited)

	Unlimited HFEQ Equity Long/Short ETF(b)	Unlimited HFGM Global Macro ETF(a) (Consolidated)	Unlimited HFMF Managed Futures ETF(b) (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)

INVESTMENT INCOME:
Dividend income	$94,395	$750,921	$-	$267,605
Interest income	84,797	347,139	149,651	164,050
Total investment income	179,192	1,238,585	149,651	431,655

EXPENSES:
Investment advisory fee (Note 4)	90,059	337,161	45,283	150,480
Total expenses	90,059	337,161	45,283	150,480
NET INVESTMENT INCOME (LOSS)	89,133	901,424	104,368	281,175

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	253,985	(170,358)	-	119,330
Futures contracts	1,510,107	13,860,811	1,592,563	1,099,713
Securities sold short	(156)	-	-	(90,226)
Foreign currency transactions	659	-	-	-
Redemptions in-kind	196,606	73,757	-	771,057
Net realized gain (loss)	1,961,201	13,764,210	1,592,563	1,899,874
Net change in unrealized appreciation (depreciation) on:
Investments	814,570	439,829	-	(132,783)
Futures contracts	598,154	1,449,733	-	777,203
Foreign currency translations	2,830	-	102,242	-
Net change in unrealized appreciation (depreciation)	1,415,554	1,889,562	102,242	644,420
Net realized and unrealized gain (loss)	3,376,755	15,653,772	1,694,805	2,544,294

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,465,888	$16,555,196	$1,799,173	$2,825,469

(a) Inception date for the Fund was April 14, 2025.

(b) Inception date for the Fund was July 14, 2025.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Unlimited ETFs

	Unlimited HFEQ Equity Long/Short ETF		Unlimited HFGM Global Macro ETF (Consolidated)
	Period Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(a)	Period Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$89,133	$(698)	$901,424	$153,133
Net realized gain (loss)	1,961,201	(46,379)	13,764,210	1,128,684
Net change in unrealized appreciation (depreciation)	1,415,554	36,944	1,889,562	2,031,868
Net increase (decrease) in net assets resulting from operations	3,465,888	(10,133)	16,555,196	3,313,685

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,868,802)	-	(7,354,550)	-
Total distributions to shareholders	(1,868,802)	-	(7,354,550)	-

CAPITAL TRANSACTIONS:
Subscriptions	17,742,652	10,407,550	68,867,006	31,494,425
Redemptions	(8,383,360)	-	(1,583,160)	-
Net increase (decrease) from capital transactions	9,359,292	10,407,550	67,283,846	31,494,425

NET INCREASE (DECREASE) IN NET ASSETS	10,956,378	10,397,417	76,484,492	34,808,110

NET ASSETS:
Beginning of year/period	10,397,417	-	34,808,110	-
End of year/period	$21,353,795	$10,397,417	$111,292,602	$34,808,110
SHARES TRANSACTIONS
Subscriptions	800,000	500,000	2,180,000	1,170,000
Redemptions	(375,000)	-	(50,000)	-
Total increase (decrease) in shares outstanding	425,000	500,000	2,130,000	1,170,000

(a) Inception date for the Fund was July 14, 2025.

(b) Inception date for the Fund was April 14, 2025.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Unlimited ETFs

	Unlimited HFMF Managed Futures ETF (Consolidated)		Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
	Period Ended February 28, 2026	Period Ended August 31, 2025(a)	Period Ended February 28, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$104,368	$7,439	$281,175	$990,208
Net realized gain (loss)	1,592,563	2,934	1,899,874	1,065,978
Net change in unrealized appreciation (depreciation)	102,242	58,972	644,420	(184,042)
Net increase (decrease) in net assets resulting from operations	1,799,173	69,345	2,825,469	1,872,144

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(292,909)	-	(1,660,845)	(1,186,418)
Total distributions to shareholders	(292,909)	-	(1,660,845)	(1,186,418)

CAPITAL TRANSACTIONS:
Subscriptions	15,976,330	3,044,788	10,287,887	4,675,521
Redemptions	(1,153,875)	-	(7,795,032)	(14,832,677)
Net increase (decrease) from capital transactions	14,822,455	3,044,788	2,492,855	(10,157,156)

NET INCREASE (DECREASE) IN NET ASSETS	16,328,719	3,114,133	3,657,479	(9,471,430)

NET ASSETS:
Beginning of year/period	3,114,133	-	28,601,608	38,073,038
End of year/period	$19,442,852	$3,114,133	$32,259,087	$28,601,608
SHARES TRANSACTIONS
Subscriptions	725,000	150,000	440,000	210,000
Redemptions	(50,000)	-	(340,000)	(685,000)
Total increase (decrease) in shares outstanding	675,000	150,000	100,000	(475,000)

(a) Inception date for the Fund was July 14, 2025.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	Unlimited HFEQ Equity Long/Short ETF
For a share outstanding throughout the periods presented

	Period Ended	Period ended
	February 28,	August 31,
	2026	2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$20.80	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.10	0.00 (d)
Net realized and unrealized gain (loss) on investments(e)	4.39	0.80
Total from investment operations	4.49	0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	-
Net realized gain	(1.14)	-
Total distributions	(2.20)	-

Net asset value, end of period	$23.09	$20.80

TOTAL RETURN(g)	22.52%	3.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,354	$10,397
Ratio of expenses to average net assets(f)(h)	0.95%	0.95%
Ratio of net investment income to average net assets(f)(h)	0.94%	(0.12)%
Portfolio turnover rate(g)(i)	213%	125%

(a) Inception date for the Fund was July 14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Amount represents less than $0.005 per share.

(e) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(i) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	Unlimited HFGM Global Macro ETF
For a share outstanding throughout the periods presented

	Period Ended	Period Ended
	February 28,	August 31,
	2026	2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$29.75	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.40	0.25
Net realized and unrealized gain (loss) on investments(d)	0.34	4.50
Total from investment operations	0.74	4.75

LESS DISTRIBUTIONS FROM:
Net investment income	1.75	-
Net realized gain	1.49	-
Total distributions	3.24	-

Net asset value, end of period	$33.73	$29.75

TOTAL RETURN(g)	25.79%	19.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,293	$34,808
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%

Ratio of net investment income to average net assets(e)(f)	2.54%	2.42%
Portfolio turnover rate(g)(h)	133%	65%

(a) Inception date for the Fund was April 14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	Unlimited HFMF Managed Futures ETF
For a share outstanding throughout the periods presented

	Period Ended	Period Ended
	February 28,	August 31,
	2026	2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$20.76	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	3.18	0.67
Total from investment operations	3.42	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	0.36	-
Net realized gain	0.25	-
Total distributions	0.61	-

Net asset value, end of period	$23.57	$20.76

TOTAL RETURN(g)	16.86%	3.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,443	$3,114
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%
Ratio of net investment income to average net assets(e)(f)	2.54%	3.41%
Portfolio turnover rate(g)(h)	0%	0%

(a) Inception date for the Fund was July 14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	Unlimited HFND Multi-Strategy Return Tracker ETF
For a share outstanding throughout the periods presented

	Period Ended	Year Ended	Year Ended	Period Ended
	February 28, 2026	August 31, 2025	August 31, 2024	August 31, 2023(a)

PER SHARE DATA:
Net asset value, beginning of period	$22.88	$22.07	$20.60	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.21	0.69	0.62	0.15
Net realized and unrealized gain (loss) on investments(d)	1.96	0.92	1.14	0.54
Total from investment operations	2.17	1.61	1.76	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	0.92	(0.80)	(0.29)	(0.09)
Net realized gain	0.23	-	-	-
Total distributions	1.15	(0.80)	(0.29)	(0.09)

Net asset value, end of period	$23.90	$22.88	$22.07	$20.60

TOTAL RETURN(g)	9.71%	7.46%	8.64%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,259	$28,602	$38,073	$39,144
Ratio of expenses to average net assets(f)(h)	0.95%	1.16%	1.83%	2.67%
Ratio of dividend, interest, and tax expenses to average net assets(f)(h)	–%	0.21%	0.88%	1.72%
Ratio of expenses excluding dividend, interest, and tax expenses to average net assets(f)(h)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(f)(h)	1.78%	3.13%	2.96%	0.81%
Portfolio turnover rate(i)(g)	134%	295%	340%	232%

(a) Inception date of the Fund was October 10, 2022.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. This ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e) Does not round to 0.01 or (0.01), if applicable.

(f) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(g) Not annualized for periods less than one year.

(h) Annualized for periods less than one year.

(i) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Unlimited ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Unlimited HFND Multi- Strategy Return Tracker ETF is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Unlimited HFND Multi-Strategy Return Tracker ETF was previously classified as non-diversified but has operated in a diversified manner for at least three years and is now considered diversified under the 1940 Act. The Unlimited HFEQ Equity Long/Short ETF, the Unlimited HFGM Global Macro ETF, and the Unlimited HFMF Managed Futures ETF are each classified as non-diversified under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”) serves as investment sub- adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Unlimited HFEQ Equity Long/Short ETF (the “HFEQ ETF”)	July 14, 2025
Unlimited HFGM Global Macro ETF (the “HFGM ETF”)	April 14,2025
Unlimited HFMF Managed Futures ETF (the “HFMF ETF”)	July 14,	2025
Unlimited HFND Multi-Strategy Return Tracker ETF (the “HFND ETF”)	October 10,	2022

The investment objective for all of the Funds is to seek capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of February 28, 2026:

Notes to Financial Statements

February 28, 2026 (Unaudited)

HFEQ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$13,297,176	$–	$–	$13,297,176
Money Market Funds	4,659,380	–	–	4,659,380
Total Investments	$17,956,556	$–	$–	$17,956,556
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,222,126	–	–	1,222,126
Total Other Financial Instruments	$1,222,126	$–	$–	$1,222,126
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(657,598)	$–	$–	$(657,598)
Total Other Financial Instruments	$(657,598)	$–	$–	$(657,598)

HFGM ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$51,470,409	$–	$–	$51,470,409
Money Market Funds	29,531,275	–	–	29,531,275
Total Investments	$81,001,684	$–	$–	$81,001,684
Assets:
Other Financial Instruments:(a)
Futures Contracts	5,213,931	–	–	5,213,931
Total Other Financial Instruments	$5,213,931	$–	$–	$5,213,931
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(2,465,553)	–	–	(2,465,553)
Total Other Financial Instruments	$(2,465,553)	$–	$–	$(2,465,553)

HFMF ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$15,441,222	$–	$–	$15,441,222
Total Investments	$15,441,222	$–	$–	$15,441,222
Assets:
Other Financial Instruments:(a)
Futures Contracts	498,674	–	–	498,674
Total Other Financial Instruments	$498,674	$–	$–	$498,674

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(337,358)	–	–	(337,358)
Total Other Financial Instruments	$(337,358)	$–	$–	$(337,358)

Notes to Financial Statements

February 28, 2026 (Unaudited)

HFND ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$20,756,302	$–	$–	$20,756,302
Money Market Funds	6,670,281	–	–	6,670,281
Total Investments	$27,426,583	$–	$–	$27,426,583
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,180,251	–	–	1,180,251
Total Other Financial Instruments	$1,180,251	$–	$–	$1,180,251
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(128,033)	$–	$–	$(128,033)
Total Other Financial Instruments	$(128,033)	$–	$–	$(128,033)

(a)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of

February 28, 2026.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average net notional value of futures contracts outstanding during the period ended February 28, 2026 were:

Fund	Instrument	Average Notional Amount
HFEQ ETF	Open Long Futures Contracts	$24,510,386
	Open Short Futures Contracts	(3,268,707)
HFGM ETF	Open Long Futures Contracts	227,392,201
	Open Short Futures Contracts	(81,831,427)
HFMF ETF	Open Long Futures Contracts	22,883,042

Notes to Financial Statements

February 28, 2026 (Unaudited)

Fund	Instrument	Average Notional Amount
	Open Short Futures Contracts	(2,233,646)
HFND ETF	Open Long Futures Contracts	22,919,086
	Open Short Futures Contracts	(9,250,438)

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of February 28, 2026:

		Asset Derivatives as of February 28, 2026		Liability Derivatives as of February 28, 2026
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
HFEQ ETF	Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
	Equities Risk		$1,222,126		$657,598
HFGM ETF(a)	Futures Contracts
	Commodities Risk		$1,997,368		$1,519,825
	Equities Risk		2,307,189		751,037
	Foreign Exchange Currencies Risk		840,781		101,459
	Interest Rate Risk		68,594		93,232
	Total Futures Contracts		$5,213,931		$2,465,553
HFMF ETF(a)	Futures Contracts
	Commodities Risk		$343,666		$249,000
	Equities Risk		132,732		87,070
	Foreign Exchange Currencies Risk		10,280		6,288
	Interest Rate Risk		11,996		-
	Total Futures Contracts		$498,674		$337,358
HFND ETF(a)	Futures Contracts
	Commodities Risk		$27,032		$-
	Equities Risk		1,128,368		108,275
	Foreign Exchange Currencies Risk		23,108		992
	Interest Rate Risk		1,744		18,766
	Total Futures Contracts		$1,180,251		$128,033

(a) Consolidated Statement of Assets and Liabilities.

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2026:

Notes to Financial Statements

February 28, 2026 (Unaudited)

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
HFEQ ETF	Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
	Equities Risk		$1,510,107	$598,154
HFGM ETF(a)	Futures Contracts
	Commodities Risk		$6,976,040	$(136,018)
	Equities Risk		7,171,903	968,026
	Foreign Exchange Currencies Risk		(586,405)	618,027
	Interest Rate Risk		299,273	(302)
	Total Futures Contracts		$13,860,811	$1,449,733
HFMF ETF(a)	Futures Contracts
	Commodities Risk		$978,104	$69,136
	Equities Risk		608,874	31,422
	Foreign Exchange Currencies Risk		(62,113)	(10,312)
	Interest Rate Risk		69,698	11,996
	Total Futures Contracts		$1,592,563	$102,242
HFND ETF(a)	Futures Contracts
	Commodities Risk		$373,564	$12,197
	Equities Risk		807,756	752,079
	Foreign Exchange Currencies Risk		(48,198)	9,390
	Interest Rate Risk		(33,409)	3,537
	Total Futures Contracts		$1,099,713	$777,203

(a) Consolidated Statement of Operations.

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for

Notes to Financial Statements

February 28, 2026 (Unaudited)

certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of February 28, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined below) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to -market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended February 28, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Basis for Consolidation for the Funds (HFGM ETF, HFMF ETF, and HFND ETF Only). Each applicable Fund may invest up to 25% of its total assets in its respective subsidiary that is wholly-owned by the applicable Fund and organized under the laws of the Cayman Islands, the Unlimited HFGM Cayman Subsidiary (“HFGM CFC”), Unlimited HFMF Cayman Subsidiary (“HFMF CFC”), and Unlimited HFND Cayman Subsidiary (“HFND CFC”), (each, a “Subsidiary”, and collectively, the “Subsidiaries”). The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as RICs under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each applicable Fund’s investment in its Subsidiary as of February 28, 2026 was as follows:

Fund	Subsidiary	Net Assets	% of Fund
HFGM ETF	HFGM CFC	12,149,280	62.5%
HFMF ETF	HFMF CFC	1,696,591	10.9%
HFND ETF	HFND CFC	1,219,778	3.8%

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Brokers - Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Funds' derivative transactions. Such cash is excluded from cash and cash equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose a Fund to the risk that it will be required to acquire, convert or

Notes to Financial Statements

February 28, 2026 (Unaudited)

exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. Each Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the Funds' need for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of each Fund.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Cayman Subsidiary Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). By investing in their respective Subsidiaries, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by a Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the applicable Fund. A Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to continue to operate as currently conducted and could adversely affect such Fund.

Commodity Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). Broad-based exchange-traded funds (“Underlying ETFs”) that invest in the commodities markets may be subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation, such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk (HFGM ETF and HFMF ETF Only). Currency ETFs in which a Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as a Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore each Fund’s investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported create additional lag. The Sub-Adviser expects that these structural lags will create divergence between a Fund’s returns and the corresponding hedge fund sector’s returns.

Derivatives Risk. A Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including

Notes to Financial Statements

February 28, 2026 (Unaudited)

the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. Each Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for such Fund’s Shares and cause such Fund to decline in value.

Equity Market Risk. The equity securities held by a Fund or by the Underlying ETFs in which such Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries or sectors in which a Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in a Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events or government controls.

Exchange-Traded Fund (“ETF”) Risk. Each Fund (and each Underlying ETF) is an ETF, and, as a result of the ETF structure, each Fund is exposed to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from such Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur with respect to a Fund, its Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. A Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by such Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a

Notes to Financial Statements

February 28, 2026 (Unaudited)

result, a Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than a Fund’s NAV intra-day (premium) or less than a Fund’s NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•	Trading. Although Shares are listed for trading on a national securities exchange, such as the New York Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The markets may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed-Income Securities Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). Each Fund may invest in Underlying ETFs that invest in fixed-income securities. The prices of fixed-income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer, and other factors. An increase in prevailing interest rates typically causes the value of existing fixed-income securities to fall and often has a greater impact on longer-duration and/or higher-quality fixed-income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed-income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating -rate fixed-income instruments held by the Underlying ETF will decline. A Fund could lose money on indirect investments in fixed-income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which a Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, a Fund will be subject to risks associated with adverse political and economic

Notes to Financial Statements

February 28, 2026 (Unaudited)

developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. A Fund or an Underlying ETF may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when such Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer- term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in a Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price a Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events and government controls.

High Portfolio Turnover Risk. The Indices (as defined in the prospectus) have historically had high portfolio turnover rates. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.

High Yield Securities Risk. Each Fund may invest in Underlying ETFs that hold fixed -income securities rated below -investment-grade. Securities rated below investment grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Machine Learning, Model and Data Risk. Each Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of each Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”) . As of the date of the Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented, and such Fund may lose value. Similarly, when Models and Data prove to be

Notes to Financial Statements

February 28, 2026 (Unaudited)

incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for a Fund that would not have been made had the Models and Data been correct and complete.

Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for such Fund. In addition, each Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which a Fund invests hold securities of large-, mid- and small-capitalization companies.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to those of smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Each Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose a Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to such Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Shorting Risk (HFND ETF Only). The Fund may also seek short exposure through the use of futures contracts or swap agreements, which will expose the Fund to certain risks such as a potential increase in volatility and the risks inherent to the underlying reference instrument. A short position in a derivative instrument also involves transaction costs and the risk of an increase in the value of the underlying reference instrument. These risks may cause the Fund’s return to be lower.

Swap Agreement Risk. A Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, a Fund (or the applicable Underlying ETF) may lose money.

Tax Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). The federal income tax treatment of a Fund’s income from a Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition and/or amount of such Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If a Fund failed the source-of-income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, such Fund would be subject to federal income tax at the fund level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Underlying ETFs Risks. Each Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that a Fund may suffer losses due to the investment practices of the Underlying ETFs. Each Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Volatility Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Each Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of a Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While each Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in such Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the "Subsidiary Advisory Agreements"). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
HFEQ ETF	0.95%

HFGM ETF	0.95%

HFMF ETF	0.95%

HFND ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period for the HFEQ ETF.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
HFEQ ETF	$25,766,999	$29,273,762
HFGM ETF	$55,314,463	$55,683,234
HFMF ETF	$565,153	$0
HFND ETF	$30,524,659	$28,093,112

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Notes to Financial Statements

February 28, 2026 (Unaudited)

Fund	Purchases	Sales
HFEQ ETF	$10,323,418	$3,514,692
HFGM ETF	$30,565,674	$655,478
HFMF ETF	$0	$0
HFND ETF	$5,764,692	$5,610,066

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and the prior fiscal period ended August 31, 2025 were as follows:

Distributions paid from:	February 28, 2026	August 31, 2025
HFEQ ETF
Ordinary Income	$901,816	$–
Long-Term Capital Gains	$966,986	$–
HFGM ETF
Ordinary Income	$3,973,703	$–
Long-Term Capital Gains	$3,380,847	$–
HFMF ETF
Ordinary Income	$172,169	$–
Long-Term Capital Gains	$120,740	$–
HFND ETF
Ordinary Income	$1,333,246	$ 1,186,418
Long-Term Capital Gains	$327,599	$–

As of the most recent fiscal period ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	HFEQ ETF	HFGM ETF	HFMF ETF	HFND ETF
Cost of investments(a)	$11,473,407	$28,534,320	$1,724,171	$24,954,181
Gross tax unrealized appreciation	66,645	706,657	–	910,490
Gross tax unrealized depreciation	(19,796)	(1,632)	–	(5,885)
Net tax unrealized appreciation (depreciation)	46,849	705,025	–	904,605
Undistributed ordinary income (loss)	–	1,647,346	47,468	1,092,280
Undistributed long-term capital gain (loss)	–	961,314	21,878	–
Total distributable earnings	–	2,608,660	69,346	1,092,280
Other accumulated gain (loss)	(56,324)	–	–	(684,756)
Total distributable	$(9,475)	$3,313,685	$69,346	$1,312,125
earnings/(accumulated losses)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended August 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of August 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
HFEQ ETF	$22,796	$33,528
HFGM ETF	–	–
HFMF ETF	–	–
HFND ETF	684,756	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the HFEQ ETF and HFGM ETF and $300 for the HFMF ETF and HFND ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of

Notes to Financial Statements

February 28, 2026 (Unaudited)

certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Unlimited HFND Multi-Strategy Return Tracker ETF, the Unlimited HFEQ Equity Long/Short ETF, the Unlimited HFGM Global Macro ETF, the Unlimited HFMF Managed Futures ETF, the Unlimited HFEM Emerging Markets ETF, the Unlimited HFEV Event Driven ETF, the Unlimited HFFI Fixed Income ETF, the Unlimited Low-Beta HFND Multi-Strategy ETF, and the Unlimited Ultra HFND Multi-Strategy Return Tracker ETF, (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each currently serve as a portfolio manager to the Unlimited HFND Multi-Strategy Return Tracker ETF (the “HFND ETF”), Unlimited HFGM Global Macro ETF (the “HFGM ETF”), Unlimited HFEQ Equity Long/Short ETF (the “HFEQ ETF”) and Unlimited HFMF Managed Futures ETF (the “HFMF ETF”), and will serve as a portfolio manager to each Fund that has an effective registration statement but is not yet operational (specifically, the Unlimited HFEM Emerging Markets ETF (the “HFEM ETF”), Unlimited HFEV Event Driven ETF (the “HFEV ETF”), Unlimited HFFI Fixed Income ETF (the “HFFI ETF”), Unlimited Low-Beta HFND Multi-Strategy ETF (the “HFLB ETF”) and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF (the “HFUL ETF”)), as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), each Fund’s sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of each Fund’s use of derivatives instruments, as applicable, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Funds and the Sub-Adviser is responsible for portfolio investment decisions for the Funds, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory. In addition, the Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties as the investment adviser to each of the HFND ETF’s, HFGM ETF’s and HFMF ETF’s wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Unlimited Cayman Subsidiaries”), which each of the corresponding Fund’s utilizes for investment purposes.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the HFND ETF and HFGM ETF, and the Adviser. The Board also considered each Fund’s performance (at net asset value) against its respective benchmark index, secondary index (as applicable) and peer group. The Board also considered that because the portfolio investment decision-making for each Fund is performed by the Sub-Adviser, each Fund’s performance is not the direct result of investment decisions made by the Adviser. It was noted that performance was not considered for the HFEQ ETF and HFMF ETF, each of which had recently commenced operations on July 14, 2025. It was also noted that performance was not considered for each of the HFEM ETF, HFEV ETF, HFFI ETF, HFUL ETF and HFLB ETF, each of which had not yet commenced operations.

The Board considered the performance of the HFND ETF on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index) and in comparison to a secondary index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the HFND ETF to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. multi strategy funds) (the “HFND Peer Group”). The Board noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index over the year-to-date and one-year periods ended June 30, 2025, but outperformed the Bloomberg U.S. Aggregate Bond Index over the since inception period ended June 30, 2025. The Board noted that the Fund underperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended June 30, 2025. The Board also considered that the Fund outperformed the HFND Peer Group average over the one-year period ended July 31, 2025, but underperformed the HFND Peer Group median over the one-year period ended July 31, 2025. The Board also noted that the Fund ranked fourth out of six funds in the HFND Peer Group for the one-year period ended July 31, 2025.

The Board considered the performance of the HFGM ETF on an absolute basis and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the since inception period ended June 30, 2025.

After considering all of the information the Board concluded that the performance of the HFND ETF and HFGM ETF was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. The Board also noted that each of the HFEQ ETF and HFMF ETF had only recently commenced operations and each of the HFEM ETF, HFEV ETF, HFFI ETF, HFUL ETF and HFLB ETF had not yet commenced operations, and, therefore, concluded that performance of such Funds was not a relevant factor for consideration. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the HFND ETF’s advisory fee of 0.95% was above the HFND Peer Group average of 0.67%, and that the HFND ETF’s expense ratio of 0.95% was above the HFND Peer Group average of 0.668%.

The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the HFGM ETF to a single peer group ETF within the Fund’s designated Morningstar category (a peer group of U.S. macro trading funds) (the “HFGM Peer Group”). The Board considered that the HFGM ETF’s advisory fee of 0.95% was above the HFGM Peer Group average of 0.58%, and that the HFGM ETF’s expense ratio of 1.00% (including 0.05% of acquired fund fees and expenses) was above the HFND Peer Group average of 0.58%.

The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the HFEQ ETF to a peer group of ETFs within the HFEQ ETF’s designated Morningstar category (a peer group of U.S. long-short equity funds) (the “HFEQ Peer Group”). The Board considered that the HFEQ ETF’s advisory fee of 0.95% was below the HFEQ Peer Group average of 1.023%, and that the HFEQ ETF’s expense ratio of 1.00% (including 0.05% of acquired fund fees and expenses) was below the HFEQ Peer Group average of 2.937%.

The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the HFMF ETF to a peer group of ETFs within the HFMF ETF’s designated Morningstar category (a peer group of U.S. systematic trend funds) (the “HFMF Peer Group”). The Board considered that the HFMF ETF’s advisory fee of 0.95% was above the HFMF Peer Group average of 0.822%, and that the HFMF ETF’s expense ratio of 0.95% was above the HFMF Peer Group average of 0.935%.

The Board also considered comparative information provided by the Adviser for each of the Funds that had not yet commenced operations.

The Board considered comparative information provided by the Adviser comparing the HFEV ETF to a peer group of ETFs within the Morningstar category that the Adviser anticipates will best align with the Fund’s investment strategy (a peer group of U.S. event driven funds) (the “HFEV Peer Group”). The Board considered that the HFEV ETF’s advisory fee of 0.95% was above the HFEV Peer Group average of 0.93%.

The Board considered comparative information provided by the Adviser comparing the HFFI ETF to a peer group of ETFs within the Morningstar category that the Adviser anticipates will best align with the Fund’s investment strategy (a peer group of U.S. nontraditional bond funds) (the “HFFI Peer Group”). The Board considered that the HFFI ETF’s advisory fee of 0.95% was above the HFFI Peer Group average of 0.66%.

The Board considered comparative information provided by the Adviser comparing the HFEM ETF to a peer group of ETFs within the Morningstar category that the Adviser anticipates will best align with the Fund’s investment strategy (a peer group of U.S. diversified emerging markets funds) (the “HFEM Peer Group”). The Board considered that the HFEM ETF’s advisory fee of 0.95% was above the HFEM Peer Group average of 0.51%.

The Board considered comparative information provided by the Adviser comparing each of the HFUL ETF and HFLB ETF to a peer group of ETFs within the Morningstar category that the Adviser anticipates will best align with the Fund’s investment strategy (a peer group of U.S. multistrategy funds) (the “HFUL and HFLB Peer Group”). The Board considered that the HFUL ETF’s and HFLB ETF’s advisory fee of 0.95% was above the HFUL and HFLB Peer Group average of 0.72%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also concluded, in light of each Fund’s strategy and significant investments in exchange-traded funds (“underlying ETFs”) for certain of the Unlimited ETFs, as applicable, that the advisory fee paid to the Adviser with respect to each Fund is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with the HFND ETF, and concluded that the fees had not been, and currently were not, excessive. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the HFEQ ETF, HFGM ETF, HFMF ETF, HFLB ETF, HFUL ETF, HFEM ETF, HFEV ETF and HFFI ETF, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. The Board also noted that the Adviser does not receive compensation with respect to the portfolio management of the Unlimited Cayman Subsidiaries.

4.	Extent of Economies of Scale as each Fund Grows. The Board compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of each Fund and its shareholders.

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and Unlimited. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Unlimited’s overall services provided to the Funds as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Bob Elliott and Bruce McNevin, who each currently serve as a portfolio manager for the Unlimited HFND Multi-Strategy Return Tracker ETF (the “HFND ETF”), Unlimited HFGM Global Macro ETF (the “HFGM ETF”), Unlimited HFEQ Equity Long/Short ETF (the “HFEQ ETF”) and Unlimited HFMF Managed Futures ETF (the “HFMF ETF”), and will serve as a portfolio manager to each Fund that has an effective registration statement but is not yet operational (specifically, the Unlimited HFEM Emerging Markets ETF (the “HFEM ETF”), Unlimited HFEV Event Driven ETF (the “HFEV ETF”), Unlimited HFFI Fixed Income ETF (the “HFFI ETF”), Unlimited Low-Beta HFND Multi-Strategy ETF (the “HFLB ETF”) and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF (the “HFUL ETF”), as well as the responsibilities of other key personnel of Unlimited involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by Unlimited, including information regarding Unlimited’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as Unlimited’s cybersecurity program and business continuity plan, and compliance monitoring with respect to its use of propriety machine learning algorithms as a tool in each Fund’s portfolio construction process. The Board noted that Unlimited does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of each Fund’s use of derivatives instruments and investments in such instruments through a wholly-owned subsidiary of each of the HFND ETF, HFGM ETF and HFMF ETF organized under the laws of the Cayman Islands, and monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Unlimited is responsible for each Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Unlimited had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as Unlimited’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. The Board considered the investment performance of each Fund and Unlimited. The Board considered each Fund’s performance (at net asset value) against its respective benchmark index, secondary index (as applicable), and respective peer group. It was noted that performance was not considered for the HFEQ ETF and HFMF ETF, each of which recently commenced operations on July 14, 2025. It was also noted that performance was not considered for each of the HFEM ETF, HFEV ETF, HFFI ETF, HFUL ETF and HFLB ETF, each of which had not yet commenced operations. The Board noted that Unlimited is responsible for selecting investments for each Fund.

The Board considered the performance of the HFND ETF on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index), in comparison to a secondary index (the S&P 500 Total Return Index), and in comparison to the HFND Peer Group. The Board noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index over the year-to-date and one-year periods ended June 30, 2025, but outperformed the Bloomberg U.S. Aggregate Bond Index over the since inception period ended June 30, 2025. The Board noted that the Fund underperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended June 30, 2025. The Board also considered that the Fund outperformed the HFND Peer Group average over the one-year period ended July 31, 2025, but underperformed the HFND Peer Group median over the one-year period ended July 31, 2025. The Board also noted that the Fund ranked fourth out of six funds in the HFND Peer Group for the one-year period ended July 31, 2025.

The Board considered the performance of the HFGM ETF on an absolute basis and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the since inception period ended June 30, 2025.

After considering all of the information, the Board concluded that the performance of the HFND ETF and HFGM ETF was satisfactory under current market conditions and that Unlimited has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. The Board also noted that each of the HFEQ ETF and HFMF ETF had only recently commenced operations and each of the HFEM ETF, HFEV ETF, HFFI ETF, HFUL ETF and HFLB ETF had not yet commenced operations, and, therefore, concluded that performance of such Funds was not a relevant factor for consideration. Although past performance is not a guarantee or indication of future results, the Board determined that the Funds and its shareholders were likely to benefit from Unlimited’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Unlimited under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Unlimited. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Funds are not directly affected by the sub-advisory fees paid to Unlimited. Consequently, the Board did not consider the cost of services provided by Unlimited or profitability from its relationship with the Funds to be material factors for consideration given that Unlimited is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Unlimited were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Unlimited by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Unlimited.

4.	Extent of Economies of Scale as each Fund Grows. Since the sub-advisory fees payable to Unlimited are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as each Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by Unlimited from its association with the Funds. The Board concluded that the benefits Unlimited may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Unlimited provides to the Funds; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2026

* Print the name and title of each signing officer under his or her signature.